CECL (Details 12) SFr in Millions	Jun. 30, 2020 CHF (SFr)
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	SFr 95
Origination in current year-2	70
Total term positions	165
Revolving positions	961
Other financial assets held at amortized cost, total	1,126
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	0
Origination in current year-2	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	0
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	95
Origination in current year-2	70
Total term positions	165
Revolving positions	961
Other financial assets held at amortized cost, total	1,126
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	0
Origination in current year-2	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	0
Bank
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	95
Origination in current year-2	70
Total term positions	165
Revolving positions	961
Other financial assets held at amortized cost, total	1,126
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	0
Origination in current year-2	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	0
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	95
Origination in current year-2	70
Total term positions	165
Revolving positions	961
Other financial assets held at amortized cost, total	1,126
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-1	0
Origination in current year-2	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	SFr 0